S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.07
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.93
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 97,660,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	16,097,500
With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.08
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.92
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 112,312,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	18,478,750
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.34
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.66
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 72,660,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	13,597,500
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.36
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.64
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 83,562,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	15,603,750
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.29
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.71
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 47,660,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,097,500
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.31
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.69
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 54,812,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	12,728,750
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.64
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.36
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 22,660,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	8,597,500
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.64
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 7.36
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 26,062,921
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	9,853,750
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.38)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.38
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (2,339,079)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,097,500
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.05)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.39)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 10.39
Net Tangible Book Value (in Dollars) | $	$ (172,079)
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (2,687,079)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction	3,593,750
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	6,978,750
Public Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.12
Public Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.13
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.39
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.41
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.34
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.36
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.69
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.69
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(0.33)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ (0.34)
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ 100,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	100,750,000
Net proceeds From This Offering And The Sale Of The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	115,750,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Plus Offering Costs Accrued For Or Paid In Advance Excluded From Tangible Book Value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	185,000
Less Deferred Underwriting Commissions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,000,000)
Less Deferred Underwriting Commissions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,450,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,000,000)
Less Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(3,450,000)
Less Overallotment Liability [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(102,000)
Less Overallotment Liability [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(102,000)
Less Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(102,000)
Less Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(102,000)
Less Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(102,000)
Less Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	0
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(25,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(28,750,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(50,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(57,500,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(75,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(86,250,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	(100,000,000)
Less Amounts Paid For Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted (in Dollars) | $	$ (115,000,000)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(468,750)
Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Class A Ordinary Shares Included In The Units Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	10,000,000
Class A Ordinary Shares Included In The Units Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	11,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,500,000
Class A Ordinary Shares Included In The Rights Offered [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	2,875,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	378,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	408,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	378,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	408,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	378,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	408,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	378,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	408,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	378,000
Class A Ordinary Shares Included In The Private Placement Units [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	408,000
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	94,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	102,000
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	94,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	102,000
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	94,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	102,000
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	94,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	102,000
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	94,500
Class A Ordinary Shares Included In The Private Placement Rights [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	102,000
Less: Shares Subject To Redemption [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less: Shares Subject To Redemption [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	0
Less: Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,500,000)
Less: Shares Subject To Redemption [Member] | Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(2,875,000)
Less: Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(5,000,000)
Less: Shares Subject To Redemption [Member] | Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(5,750,000)
Less: Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(7,500,000)
Less: Shares Subject To Redemption [Member] | Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(8,625,000)
Less: Shares Subject To Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(10,000,000)
Less: Shares Subject To Redemption [Member] | Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted	(11,500,000)